Dividends (Tables)	6 Months Ended
Jun. 30, 2019
Dividends
Schedule of dividends

	Half year 2019			Half year 2018
	Pence per share		£m	Pence per share		£m
Dividends relating to reporting period:
First interim ordinary dividend	16.45	p	428	15.67	p	406
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	33.68	p	870	32.50	p	840